Basis of preparation (Details) - GBP (£) £ in Millions	6 Months Ended					12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021		Jun. 30, 2021		Dec. 31, 2021		Dec. 31, 2020	[3]
As reported
Disclosure of retrospective restatement [Line Items]
Litigation and conduct				£ (99)		£ (177)
Operating expenses				(7,231)		(14,439)
Profit before tax				4,979		8,414
Taxation				(759)		(1,188)
Profit after tax				4,220		7,226
Total comprehensive income for the period				2,620		5,008
Adjustment for non-cash items				6,900
Current tax liabilities		£ 739				739
Provisions		1,688				1,688
Total liabilities		1,314,074				1,314,074
Retained earnings		50,657				50,657
Total equity		70,211				70,211
Restatement
Disclosure of retrospective restatement [Line Items]
Litigation and conduct				(77)		(220)
Operating expenses				(77)		(220)
Profit before tax				(77)		(220)
Taxation				17		50
Profit after tax				(60)		(170)
Total comprehensive income for the period				(60)		(170)
Adjustment for non-cash items				77
Current tax liabilities		(50)				(50)
Provisions		220				220
Total liabilities		170				170
Retained earnings		(170)				(170)
Total equity		(170)				(170)
Litigation and conduct	£ (1,857)			(176)	[1]	(397)
Operating expenses	(9,127)			(7,308)	[1]	(14,659)
Profit before tax	3,733			4,902	[2]	8,194
Taxation	(823)			(742)	[1]	(1,138)
Profit after tax	2,910	2,896		4,160	[3]	7,056
Total comprehensive income for the period	1,981	2,278		2,560	[3]	4,838
Adjustment for non-cash items				6,977
Current tax liabilities	449	689	[4]			689	[4]
Provisions	3,426	1,908	[4]			1,908	[4]
Total liabilities	1,518,634	1,314,244	[4]			1,314,244	[4]
Retained earnings	52,980	50,487	[4]			50,487	[4]
Total equity	£ 70,596	£ 70,041	[4]	£ 68,056	[3]	£ 70,041	[4]	£ 66,882

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.
[2]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.
[3]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.
[4]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.